IMPAIRMENT TESTING (Details textuals 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [abstract]
Adjustment of operating expenses for inflation, percentage	2.00%	3.00%
Adjustment of administrative expenses for inflation, percentage	2.00%	2.00%
Expected to generate normal income from delivery from shipyard	25 years
Average remaining life of tanker	15 years
Increase/decrease in tanker per day freight rates	$ 1,000
Increase/decrease in value in use of freight rates	$ 256,000
Increase/decrease in WACC percentage	1.00%
Decrease/increase in value in use of WACC	USD 108-122m
Increase/decrease in operating expenses percentage	10.00%
Decrease/increase in value in use of operating expenses	$ 181,000
Difference of market value and carrying amount	39,000
Market value based on broker values of vessels	$ 1,664,000